Long Term Debt - Deferred Financing Costs - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2017	Dec. 31, 2017
Debt Instrument [Line Items]
Unamortized balance of deferred financing costs written off	$ 4,191
Debt facilities termination date		2017-10
2022 Notes and Super Senior Term Loan [Member]
Debt Instrument [Line Items]
Fees and related costs deferred		$ 13,117